Document and Entity Information	Jan. 29, 2024
Cover [Abstract]
Entity Registrant Name	NORTHROP GRUMMAN CORP /DE/
Amendment Flag	false
Entity Central Index Key	0001133421
Document Type	8-K
Document Period End Date	Jan. 29, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-16411
Entity Tax Identification Number	80-0640649
Entity Address, Address Line One	2980 Fairview Park Drive
Entity Address, City or Town	Falls Church
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22042
City Area Code	(703)
Local Phone Number	280-2900
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NOC
Security Exchange Name	NYSE